Accumulated Other Comprehensive Income (Components of Accumulated Other Comprehensive Income) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	$ 12,088	$ 11,441
Net current period OCI	956	(273)
Ending Balance	13,291	12,088
Accumulated Other Comprehensive Income (Loss)
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	305	578
OCI before reclassifications	890	(232)
Amounts reclassified from AOCI	66	(41)
Net current period OCI	956	(273)
Ending Balance	1,261	305
Unrealized gain (loss) on translation of self-sustaining foreign operations
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	369	639
OCI before reclassifications	1,027	(270)
Amounts reclassified from AOCI	0	0
Net current period OCI	1,027	(270)
Ending Balance	1,396	369
Net change in net investment hedges
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	(24)	(62)
OCI before reclassifications	(139)	38
Amounts reclassified from AOCI	0	0
Net current period OCI	(139)	38
Ending Balance	(163)	(24)
Gains (losses) on derivatives recognized as cash flow hedges
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	14	16
OCI before reclassifications	0	0
Amounts reclassified from AOCI	(2)	(2)
Net current period OCI	(2)	(2)
Ending Balance	12	14
Net change on available-for-sale investments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	(2)	(2)
OCI before reclassifications	2	0
Amounts reclassified from AOCI	0	0
Net current period OCI	2	0
Ending Balance	0	(2)
Net change in unrecognized pension and post-retirement benefit costs
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	(52)	(13)
OCI before reclassifications	0	0
Amounts reclassified from AOCI	68	(39)
Net current period OCI	68	(39)
Ending Balance	$ 16	$ (52)